Summary of significant accounting policies and practices (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue by Major Customers [Table Text Block]
	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000
Beijing Tianxingpuxin Bio-Medical Co., Ltd.	46,762	11%	57,382	11%	67,886	10%	10,896

Schedule of Major Suppliers [Table Text Block]
	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000%
Chengdu Tiantaishan Pharmaceutial Co., Ltd.	1,622	7%	3,553	11%	3,984	10%	639	10%
Nanjing Lifenergy R&D Co., Ltd.	2,426	10%	2,156	6%	1,686	4%	271	4%

Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	$’000

- the PRC	675,083	833,265	133,748
- Hong Kong	90,596	59,254	9,510

	765,679	892,519	143,258

Schedule of Cash and Cash Equivalents, Time Deposit and Restricted Cash [Table Text Block]
	December 31,
	2011	2012
	’000	’000
U.S. dollars	24,516	21,127
Renminbi	598,810	752,277
HKD	7,752	2,416
AUD	974	1,027

Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]
Buildings	10 - 20 years
Plant and machinery	5 - 10 years
Motor vehicles	4 - 5 years
Furniture and fixtures	3 - 10 years
Computer equipment	3 years

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	$’000
Numerator for basic and diluted net income attributable to 3SBio Inc. per share:
- Net income attributable to 3SBio Inc.	81,286	108,573	102,354	16,428
Denominator:
- Basic weighted average shares	151,241,036	153,310,128	154,726,537	154,726,537
- Effect of dilutive potential ordinary shares
RSUs	1,183,002	1,487,696	1,018,648	1,018,648
Nonvested shares	543,719	1,448,590	2,669,445	2,669,445
Options	1,164,011	902,271	557,052	557,052

	2,890,732	3,838,557	4,245,145	4,245,145
Diluted weighted average shares	154,131,768	157,148,685	158,971,682	158,971,682
Basic net income attributable to 3SBio Inc. per share	0.54	0.71	0.66	0.11

Diluted net income attributable to 3SBio Inc. per share	0.53	0.69	0.64	0.10